FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements Details Narrative
Loss on the fair value of the derivative liabilities	$ 60,193	$ 64,949